Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative assets
Gross fair value recognized	$ 13,167	$ 17,963
Less: offset applied under master netting agreements	(6,658)	(9,843)
Net fair value presented in the consolidated balance sheets	6,509	8,120
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(9)	0
Net exposures	$ 6,500	$ 8,120
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Spot and forward foreign exchange and currency swaps	Spot and forward foreign exchange and currency swaps
Derivative liabilities
Gross fair value recognized	$ 12,912	$ 13,267
Less: offset applied under master netting agreements	(6,658)	(9,843)
Net fair value presented in the consolidated balance sheets	6,254	3,424
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(352)	(818)
Net exposures	5,902	2,606
Net fair value	$ 255	$ 4,696